Schedule of Investments (unaudited) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Chile — 1.0%
Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29(a)	USD	200	$166,662

Georgia — 0.9%
Georgian Railway JSC, 4.00%, 06/17/28(a)		200	153,788

Kazakhstan — 0.8%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		200	130,900

Ukraine — 0.2%
NPC Ukrenergo, 6.88%, 11/09/28(a)(b)(c)		200	36,500

United Arab Emirates(a) — 2.3%
DP World Crescent Ltd., 3.75%, 01/30/30		200	179,163
MDGH GMTN RSC Ltd., 3.00%, 04/19/24		200	193,662

			372,825

Total Corporate Bonds — 5.2% (Cost: $1,178,361)			860,675

Foreign Agency Obligations

Argentina — 2.4%
Argentine Republic Government International Bond
1.00%, 07/09/29		44	8,522
0.50%, 07/09/30(d)		312	62,448
1.50%, 07/09/35(d)		770	139,757
3.88%, 01/09/38(d)		519	121,039
1.50%, 07/09/46(d)		350	64,361

			396,127

Bahrain(a) — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31		200	162,250
5.45%, 09/16/32		200	159,000

			321,250

Benin — 0.5%
Benin Government International Bond, 4.95%, 01/22/35(a)	EUR	140	86,509

Brazil — 3.4%
Brazilian Government International Bond
3.88%, 06/12/30	USD	310	255,421
3.75%, 09/12/31		200	160,900
5.00%, 01/27/45		200	146,412

			562,733

Cayman Islands — 1.5%
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(a)		300	249,431

Chile — 3.6%
Chile Government International Bond
2.55%, 01/27/32		400	312,950
2.55%, 07/27/33		200	149,900
3.50%, 01/25/50		200	134,912

			597,762

Colombia — 3.1%
Colombia Government International Bond
3.25%, 04/22/32		200	134,600

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
5.63%, 02/26/44	USD	400	$264,000
5.00%, 06/15/45		200	121,725

			520,325

Costa Rica(a) — 2.1%
Costa Rica Government International Bond
6.13%, 02/19/31		200	182,725
7.16%, 03/12/45		200	167,600

			350,325

Dominican Republic(a) — 4.0%
Dominican Republic International Bond
4.50%, 01/30/30		300	235,275
4.88%, 09/23/32		180	134,303
6.85%, 01/27/45		250	193,172
5.88%, 01/30/60		150	98,184

			660,934

Ecuador(d) — 1.4%
Ecuador Government International Bond
5.50%, 07/31/30(a)		104	48,645
5.50%, 07/31/30(e)		65	30,505
2.50%, 07/31/35(e)		262	86,164
2.50%, 07/31/35(a)		92	30,108
1.50%, 07/31/40(e)		115	33,545

			228,967

Egypt(a) — 3.3%
Egypt Government International Bond
5.25%, 10/06/25		200	155,250
7.63%, 05/29/32		200	119,662
7.90%, 02/21/48		200	104,000
8.88%, 05/29/50		300	165,750

			544,662

El Salvador(a) — 0.6%
El Salvador Government International Bond
6.38%, 01/18/27		85	31,386
8.63%, 02/28/29		68	24,748
7.65%, 06/15/35		140	46,095

			102,229

Gabon — 1.0%
Gabon Government International Bond, 6.95%, 06/16/25(a)		200	166,000

Ghana — 3.0%
Ghana Government International Bond(a)
7.63%, 05/16/29		405	149,850
8.13%, 03/26/32		200	72,000
8.63%, 04/07/34		235	84,600
8.63%, 06/16/49		200	72,538
Ghana Treasury Note, 17.60%, 02/20/23	GHS	805	71,745
Republic of Ghana Government Bond, 20.75%, 01/16/23		580	53,062

			503,795

Guatemala — 1.1%
Guatemala Government Bond, 4.38%, 06/05/27(a)	USD	200	182,725

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary — 2.1%
Hungary Government International Bond
5.25%, 06/16/29(e)	USD	200	$180,350
2.13%, 09/22/31(a)		200	137,350
7.63%, 03/29/41		40	39,582

			357,282

Indonesia — 3.9%
Indonesia Government International Bond
2.85%, 02/14/30		200	170,912
1.30%, 03/23/34	EUR	180	118,062
4.75%, 07/18/47(a)	USD	200	168,288
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(e)		200	192,000

			649,262

Ivory Coast(a) — 1.6%
Ivory Coast Government International Bond
4.88%, 01/30/32	EUR	100	65,467
5.75%, 12/31/32(d)	USD	69	58,417
6.13%, 06/15/33		200	151,538

			275,422

Jamaica — 1.2%
Jamaica Government International Bond, 6.75%, 04/28/28		200	207,287

Jordan(a) — 2.3%
Jordan Government International Bond
5.75%, 01/31/27		200	178,475
5.85%, 07/07/30		250	201,250

			379,725

Kenya — 0.9%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(a)		200	145,000

Mexico — 4.7%
Mexico Government International Bond
4.50%, 04/22/29		200	185,200
4.75%, 04/27/32		200	179,500
2.25%, 08/12/36	EUR	140	89,768
4.60%, 01/23/46	USD	200	147,350
5.00%, 04/27/51		240	183,945

			785,763

Morocco — 0.8%
Morocco Government International Bond, 3.00%, 12/15/32(a)		200	139,413

Oman(a) — 4.3%
Oman Government International Bond
5.63%, 01/17/28		400	370,000
6.50%, 03/08/47		200	155,250
6.75%, 01/17/48		250	199,062

			724,312

Panama — 3.5%
Panama Government International Bond
3.16%, 01/23/30		200	162,350
4.50%, 05/15/47		200	141,225
4.50%, 04/16/50		200	138,287
4.50%, 04/01/56		200	134,038

			575,900

Security		Par (000)	Value

Paraguay — 1.1%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	USD	200	$177,538

Peru — 2.9%
Peruvian Government International Bond
4.13%, 08/25/27		100	94,456
2.78%, 01/23/31		78	61,757
1.86%, 12/01/32		70	49,013
3.00%, 01/15/34		155	116,637
3.30%, 03/11/41		100	68,750
5.63%, 11/18/50		102	95,772

			486,385

Philippines — 2.0%
Philippine Government International Bond, 3.00%, 02/01/28		363	330,370

Qatar(a) — 2.5%
Qatar Government International Bond
3.75%, 04/16/30		250	234,062
4.82%, 03/14/49		200	184,500

			418,562

Romania — 3.7%
Romanian Government International Bond
3.00%, 02/27/27(a)		110	92,661
5.25%, 11/25/27(e)		40	36,200
3.00%, 02/14/31(a)		406	287,702
3.63%, 03/27/32(a)		50	36,009
2.00%, 04/14/33(a)	EUR	210	121,402
5.13%, 06/15/48(a)	USD	60	41,543

			615,517

Saudi Arabia(a) — 4.0%
Saudi Government International Bond
3.25%, 10/22/30		200	179,000
2.75%, 02/03/32		400	335,950
3.75%, 01/21/55		200	148,000

			662,950

Senegal — 0.7%
Senegal Government International Bond, 6.75%, 03/13/48(a)		200	123,288

Serbia — 0.5%
Serbia International Bond, 1.00%, 09/23/28(a)	EUR	120	78,377

South Africa — 3.5%
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	200	164,475
5.88%, 06/22/30		200	171,725
5.65%, 09/27/47		400	254,000

			590,200

Sri Lanka(a)(b)(c) — 0.6%
Sri Lanka Government International Bond
6.35%, 06/28/24		200	48,913
6.13%, 06/03/25		200	53,225

			102,138

Supranational — 0.4%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	EUR	100	71,544

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine(a)(b)(c) — 1.5%
Ukraine Government International Bond
7.75%, 09/01/26	USD	300	$60,000
7.75%, 09/01/27		230	46,000
7.75%, 09/01/29		130	26,975
7.25%, 03/15/35		200	36,500
0.00%, 08/01/41(f)		304	81,320

			250,795

United Arab Emirates(a) — 3.0%
Abu Dhabi Government International Bond
2.50%, 09/30/29		200	173,975
1.70%, 03/02/31		200	158,225
3.88%, 04/16/50		200	161,287

			493,487

Uruguay — 3.3%
Uruguay Government International Bond
4.38%, 01/23/31		350	334,644
4.13%, 11/20/45		66	56,936
5.10%, 06/18/50		160	145,730
4.98%, 04/20/55		21	18,475

			555,785

Total Foreign Agency Obligations — 87.9% (Cost: $20,295,844)			14,670,076

Total Long-Term Investments — 93.1% (Cost: $21,474,205)			15,530,751

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(g)(h)	634,663	$634,663

Total Short-Term Securities — 3.8% (Cost: $634,663)		634,663

Total Investments — 96.9% (Cost: $22,108,868)		16,165,414
Other Assets Less Liabilities — 3.1%		520,903

Net Assets — 100.0%		$16,686,317

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,070,329	$—	$(435,666	)(a)	$—	$—	$634,663	634,663	$5,122	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
30-Year Euro Buxl Bond	1	12/08/22	$144	$12,093
10-Year U.S. Treasury Note	2	12/20/22	224	9,310
Ultra U.S. Treasury Bond	9	12/20/22	1,230	58,909

				$80,312

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	3,460,000	USD	169,540	Goldman Sachs International	11/07/22	$1,189
MXN	3,510,000	USD	172,991	Morgan Stanley & Co. International PLC	11/07/22	205
USD	71,594	BRL	380,000	BNP Paribas S.A.	11/07/22	1,718
USD	101,301	BRL	530,000	BNP Paribas S.A.	11/07/22	3,842
USD	682,031	EUR	679,600	Bank of America N.A.	11/07/22	14,428
USD	70,851	EUR	70,000	UBS AG	11/07/22	2,086
USD	42,871	HUF	18,299,200	BNP Paribas S.A.	11/07/22	899
USD	89,615	HUF	36,246,000	UBS AG	11/07/22	6,479
USD	89,121	JPY	12,690,000	BNP Paribas S.A.	11/07/22	1,159
USD	95,795	MXN	1,937,100	BNP Paribas S.A.	11/07/22	211
USD	89,841	MXN	1,815,920	Morgan Stanley & Co. International PLC	11/07/22	237
USD	90,635	MXN	1,833,400	Morgan Stanley & Co. International PLC	11/07/22	169
USD	180,678	MXN	3,640,000	Morgan Stanley & Co. International PLC	11/07/22	1,068
USD	182,311	ZAR	3,150,000	Morgan Stanley & Co. International PLC	11/07/22	8,810
USD	88,502	COP	401,470,000	Deutsche Bank AG	11/08/22	2,009
USD	17,849	TRY	347,500	Goldman Sachs International	11/14/22	129
USD	24,079	TRY	469,900	Goldman Sachs International	11/14/22	118
USD	295,243	TRY	5,739,522	Goldman Sachs International	11/14/22	2,577

						47,333

BRL	1,365,968	USD	259,917	Bank of America N.A.	11/07/22	(8,736)
CLP	48,388,100	USD	54,353	Barclays Bank PLC	11/07/22	(4,632)
CLP	82,680,000	USD	92,700	BNP Paribas S.A.	11/07/22	(7,743)
JPY	17,100,100	USD	122,518	Deutsche Bank AG	11/07/22	(3,987)
JPY	13,600,000	USD	95,609	Morgan Stanley & Co. International PLC	11/07/22	(1,339)
JPY	25,180,000	USD	176,219	UBS AG	11/07/22	(1,681)
MXN	1,810,000	USD	90,325	Deutsche Bank AG	11/07/22	(1,014)
MXN	3,777,107	USD	186,441	Deutsche Bank AG	11/07/22	(65)
MXN	1,810,000	USD	89,610	UBS AG	11/07/22	(298)
USD	168,585	MXN	3,460,000	Bank of America N.A.	11/07/22	(2,144)
USD	85,810	MXN	1,760,000	Goldman Sachs International	11/07/22	(1,035)
USD	78,746	MXN	1,630,000	Morgan Stanley & Co. International PLC	11/07/22	(1,684)
USD	169,594	MXN	3,480,000	Morgan Stanley & Co. International PLC	11/07/22	(2,122)
ZAR	1,600,000	USD	91,670	Goldman Sachs International	11/07/22	(3,542)
ZAR	1,640,000	USD	94,942	Morgan Stanley & Co. International PLC	11/07/22	(4,611)
ZAR	5,259,088	USD	301,908	Morgan Stanley & Co. International PLC	11/07/22	(12,238)
COP	401,470,000	USD	90,748	BNP Paribas S.A.	11/08/22	(4,254)

						(61,125)

						$(13,792)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	219	$(4,077)	$(4,898)	$821
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	309	30,703	24,269	6,434
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	123	30,882	28,712	2,170
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	531	133,320	123,952	9,368

							$190,828	$172,035	$18,793

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$860,675	$—	$860,675
Foreign Agency Obligations	—	14,670,076	—	14,670,076
Short-Term Securities
Money Market Funds	634,663	—	—	634,663

	$634,663	$15,530,751	$—	$16,165,414

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$18,793	$—	$18,793
Foreign Currency Exchange Contracts	—	47,333	—	47,333
Interest Rate Contracts	80,312	—	—	80,312
Liabilities
Foreign Currency Exchange Contracts	—	(61,125)	—	(61,125)

	$80,312	$5,001	$—	$85,313

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Currency Abbreviation

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	6